Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2013
Fixed Assets [Abstract]
Fixed Assets

	December 31,
	2013	2012
Land	$6,797	$22,064
Buildings	176,200	349,061
Machinery and equipment	918,075	1,299,475
	1,101,072	1,670,600
Accumulated depreciation	(855,901)	(1,285,223)
Property, plant and equipment, net	$245,171	$385,377

Rental property and equipment	$537,128	$580,243
Accumulated depreciation	(310,982)	(339,051)
Rental property and equipment, net	$226,146	$241,192